CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Stockholders Equitys Total [Member]	Noncontrolling Interest [Member]	Total
As of March 31, 2024 at Mar. 31, 2023	$ 6,000	$ 15,210,301	$ (13,227,663)	$ 301,190	$ 2,289,828	$ (136,165)	$ 2,153,663
Beginning balance , shares at Mar. 31, 2023	30,000,004
Net loss			(2,006,126)		(2,006,126)	(97,948)	(2,104,074)
Foreign currency translation adjustment				(43,439)	(43,439)	22,989	(20,450)
As of March 31, 2025 at Mar. 31, 2024	$ 6,000	15,210,301	(15,233,789)	257,751	240,263	(211,124)	29,139
Ending balance , shares at Mar. 31, 2024	30,000,004
Net loss			(396,562)		(396,562)	(123,161)	(519,723)
Foreign currency translation adjustment				(5,501)	(5,501)	(10,066)	(15,567)
As of March 31, 2025 at Mar. 31, 2025	$ 6,000	$ 15,210,301	$ (15,630,351)	$ 252,250	$ (161,800)	$ (344,351)	$ (506,151)
Ending balance , shares at Mar. 31, 2025	30,000,004